Leases - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	$ 7,661	$ 8,023
Additions	4,818
Cash outflow (including interest)	(322)	(310)
Interest	126	52
Exchange difference	119	(170)
Ending balance	12,402	7,595
Lease liabilities, short-term	1,447	981	$ 1,097
Lease liabilities, long-term	10,955	6,614	$ 6,564
Properties (Offices)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	7,607	7,898
Additions	4,818
Cash outflow (including interest)	(313)	(301)
Interest	126	51
Exchange difference	109	(134)
Ending balance	12,347	7,514
Lease liabilities, short-term	1,411	946
Lease liabilities, long-term	10,936	6,568
Vehicles
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	54	125
Additions	0
Cash outflow (including interest)	(9)	(9)
Interest	0	1
Exchange difference	10	(36)
Ending balance	55	81
Lease liabilities, short-term	36	35
Lease liabilities, long-term	$ 19	$ 46